October 30, 2009

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	TNAV Holdings, Inc. – Registration Statement on Form S-1 (File No. 333- )
(the “Registration Statement”)

Ladies and Gentlemen:

On behalf of TNAV Holdings, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 with copies of all exhibits thereto for the purpose of registering shares of the Company’s Common Stock. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Prior to the consummation of the offering which is the subject of the Registration Statement, the Company’s sole stockholder, TeleNav, Inc. will merge with and into the Company, the registrant. The stockholders of TeleNav, Inc. will become stockholders of the Company and the Company will change its name to TeleNav, Inc. Prior to the merger and the offering contemplated by the Registration Statement, the Company held no material assets and did not engage in any operations.

The Company intends to file an amendment to the Registration Statement in January 2010 to fill in the estimated offering price per share and to complete all as adjusted and other information based upon the estimated offering price. At such time the Company intends to print a preliminary prospectus for distribution.

Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. Pursuant to Rule 13(e) of Regulation S-T, a wire transfer in the amount of $4,185.00 was submitted to the Commission’s lock-box in connection with this filing.

Pursuant to Rule 461(a) of Regulation C under the Securities Act of 1933, as amended (the “Act”), on behalf of the Company and the managing underwriters named in the section “Underwriters” of the prospectus included within the Registration Statement, the Company and such managing underwriters inform the staff of the Securities and Exchange Commission that the Company and such managing underwriters may orally request acceleration of the effective date of the Registration Statement and that the Company and such underwriters are aware of their respective obligations under the Act.

Securities and Exchange Commission

October 30, 2009

Should you have any questions or comments, please do not hesitate to contact Valerie Barnett at (650) 565-3883 or me at (650) 320-4509.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Julia Reigel
Julia Reigel

cc:	Loren E. Hillberg, TNAV Holdings, Inc. fax (408) 207-4754
Carmen Chang, Wilson Sonsini Goodrich & Rosati, PC fax (650) 493-6811
Valerie Barnett, Wilson Sonsini Goodrich & Rosati, PC fax (650) 493-6811
Alan Denenberg, Davis Polk & Wardwell LLP fax (650) 752-3604
Christopher Pan, Davis Polk & Wardwell LLP fax (650) 752-3604